Employee Benefits Expenses (Including Directors' Emoluments) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [Abstract]
Employee Benefits Expense

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Wages, salaries, bonus and termination costs	$1,048	$1,096	$1,145
Staff meals	57	55	57
Pension costs - defined contribution plan	37	38	40
Share-based compensation, net of amount capitalized(i)	12	13	14
Other employee benefit expenses	39	36	36
	$1,193	$1,238	$1,292

(i)Share-based compensation of nil, US$1 million and US$1 million was capitalized during the years ended December 31, 2017, 2018 and 2019, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 28 to the consolidated financial statements.

Directors' Emoluments
The remuneration of the Company’s Directors is as follows:

	Fees	Salaries	Discretionary bonuses(i)	Pension costs	Estimated money value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2017
Executive Directors
Sheldon Gary Adelson	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,334	1,497	116	637	4,584
Non-Executive Directors
Robert Glen Goldstein	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung	150	—	—	—	—	150
Wang Sing(iii)	70	—	—	—	—	70
	$880	$2,334	$1,497	$116	$637	$5,464
6.    EMPLOYEE BENEFIT EXPENSES (INCLUDING DIRECTORS’ EMOLUMENTS) (CONTINUED)
(b)Directors’ emoluments (continued)

	Fees	Salaries	Discretionary bonuses(i)	Pension costs	Estimated money value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2018
Executive Directors
Sheldon Gary Adelson	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,337	1,494	117	667	4,615
Non-Executive Directors
Robert Glen Goldstein	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung	150	—	—	—	—	150
Wang Sing(iii)	117	—	—	—	—	117
	$927	$2,337	$1,494	$117	$667	$5,542

	Fees	Salaries	Discretionary bonuses(i)	Pension costs	Estimated money value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2019
Executive Directors
Sheldon Gary Adelson	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,350	1,502	117	618	4,587
Non-Executive Directors
Robert Glen Goldstein	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung	150	—	—	—	—	150
	$810	$2,350	$1,502	$117	$618	$5,397

(i)The discretionary bonuses are determined by reference to the individual performance of the Directors and the Chief Executives and the Group’s performance, and approved by the Remuneration Committee.
(ii)Other benefits mainly include share-based compensation, accommodation, meals, home visit travel costs and medical insurance.
(iii)Wang Sing was appointed as an Independent Non-Executive Director with effect from July 14, 2017 and resigned as an Independent Non-Executive Director with effect from October 11, 2018.

Emoluments for Non-Director Highest Paid Individuals	The emoluments payable to the remaining four individuals for the years ended December 31, 2017, 2018 and 2019, are as follows:

	Year ended December 31,
	2017	2018	2019
	(US$ in thousands)
Basic salaries, allowances and benefits in kind	$5,462	$5,496	$5,501
Bonus	2,980	2,551	3,858
Pension costs	191	191	219
	$8,633	$8,238	$9,578

Number of Non-Director Highest Paid Individuals
The emoluments of the above mentioned individuals fall within the following bands:

	Year ended December 31,
	2017	2018	2019
	(Number of individuals)
HK$13,000,001 (approximately US$1,669,000) – HK$13,500,000 (approximately US$1,733,000)	1	1	—
HK$15,500,001 (approximately US$1,990,000) – HK$16,000,000 (approximately US$2,054,000)	—	1	—
HK$16,000,001 (approximately US$2,054,000) – HK$16,500,000 (approximately US$2,119,000)	—	1	2
HK$16,500,001 (approximately US$2,119,000) – HK$17,000,000 (approximately US$2,183,000)	1	—	—
HK$17,500,001 (approximately US$2,247,000) – HK$18,000,000 (approximately US$2,311,000)	—	—	1
HK$18,000,001 (approximately US$2,311,000) – HK$18,500,000 (approximately US$2,375,000)	1	—	—
HK$18,500,001 (approximately US$2,375,000) – HK$19,000,000 (approximately US$2,440,000)	1	—	—
HK$19,000,001 (approximately US$2,440,000) – HK$19,500,000 (approximately US$2,504,000)	—	1	—
HK$24,500,001 (approximately US$3,146,000) – HK$25,000,000 (approximately US$3,210,000)	—	—	1
	4	4	4